Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities
14.	Derivative instruments and hedging activities

Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes in foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, foreign currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for asset-liability management (“ALM”) purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. These derivatives generally mature or expire within six months after the balance sheet date. Other than derivatives utilized in the Financial Services segment for ALM, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for ALM in the Financial Services segment are executed within certain limits in accordance with an internal risk management policy.

Derivative financial instruments held by Sony are classified and accounted for as described below.

Fair value hedges

Both the derivatives designated as fair value hedges and the hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives designated as fair value hedges, as well as offsetting changes in the carrying value of the underlying hedged items, are recognized in income. For the fiscal years ended March 31, 2017, 2018 and 2019, these fair value hedges were fully effective. In addition, there were no amounts excluded from the assessment of hedge effectiveness of fair value hedges.

Cash flow hedges

Changes in the fair value of derivatives designated as cash flow hedges are initially recorded in other comprehensive income (“OCI”) and reclassified into earnings when the hedged transaction affects earnings. For the fiscal years ended March 31, 2017, 2018 and 2019, these cash flow hedges were fully effective. In addition, there were no amounts excluded from the assessment of hedge effectiveness for cash flow hedges.

Derivatives not designated as hedges

Changes in the fair value of derivatives not designated as hedges are recognized in income.

A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:

Foreign exchange forward contracts and foreign currency option contracts

Foreign exchange forward contracts and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated or anticipated by Sony’s transactions and accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts are a part of range forward contract arrangements and expire in the same month with the corresponding purchased foreign currency option contracts.

Sony also entered into foreign exchange forward contracts and range forward contracts which effectively fixed the cash flows from certain forecasted purchase and sale transactions denominated in foreign currencies. Accordingly, these derivatives have been designated as cash flow hedges.

Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are marked-to-market with changes in value recognized in other income and expenses.

Foreign exchange forward contracts, foreign currency option contracts and currency swap agreements held by certain subsidiaries in the Financial Services segment are marked-to-market with changes in value recognized in financial services revenue.

Interest rate swap agreements (including interest rate and currency swap agreements)

Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying debt instruments and available-for-sale debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values.

Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate available-for-sale debt securities. These derivatives are considered to be a hedge against changes in the fair value of available-for-sale debt securities in the Financial Services segment. Accordingly, these derivatives have been designated as fair value hedges.

Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their ALM, which are marked-to-market with changes in value recognized in financial service revenues.

Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are marked-to-market with changes in value recognized in other income and expenses.

Other agreements

Certain subsidiaries in the Financial Services segment have equity future contracts, equity swap agreements, interest rate swaption agreements, other currency contracts and hybrid financial instruments as part of their ALM, which are marked-to-market with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 7 as debt securities, contained embedded derivatives that are not required to be bifurcated because the entire instruments are carried at fair value.

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2018	2019	Liability derivatives	2018	2019
Interest rate contracts	Prepaid expenses and other current assets	12	10	Current liabilities: Other	160	141
Interest rate contracts	Other assets: Other	286	101	Liabilities: Other	10,281	8,274
Foreign exchange contracts	Prepaid expenses and other current assets	48	131	Current liabilities: Other	1,535	42

		346	242		11,976	8,457

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2018	2019	Liability derivatives	2018	2019
Interest rate contracts	Prepaid expenses and other current assets	12	39	Current liabilities: Other	299	344
Interest rate contracts	Other assets: Other	1,871	882	Liabilities: Other	3,612	3,637
Foreign exchange contracts	Prepaid expenses and other current assets	34,737	8,807	Current liabilities: Other	17,149	11,549
Foreign exchange contracts	Other assets: Other	366	72	Liabilities: Other	1,281	1,059
Equity contracts	Prepaid expenses and other current assets	2,194	444	Current liabilities: Other	1,407	7,776

		39,180	10,244		23,748	24,365

Total derivatives		39,526	10,486		35,724	32,822

Presented below are the effects of derivative instruments on the consolidated statements of income and the consolidated statements of comprehensive income for the fiscal years ended March 31, 2017, 2018 and 2019.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2017	2018	2019
Interest rate contracts	Financial services revenue	1,967	(52)	(1,835)
Foreign exchange contracts	Foreign exchange loss, net	(31)	—	—

Total		1,936	(52)	(1,835)

	Yen in millions
Derivatives under cash flow hedging relationships	Affected line item in consolidated statements of income	Fiscal year ended March 31
		2017	2018	2019
		Amounts recognized in unrealized gains (losses) on derivative instruments in OCI (before tax)
Foreign exchange contracts	—	6,715	(2,295)	2,315

Total		6,715	(2,295)	2,315

		Amounts reclassified from unrealized gains (losses) on derivative instruments in accumulated OCI (effective portion) (before tax)
Foreign exchange contracts	Cost of sales	(5,583)	1,111	(1,093)

Total		(5,583)	1,111	(1,093)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2017	2018	2019
Interest rate contracts	Financial services revenue	(935)	(1,544)	(3,192)
Foreign exchange contracts	Financial services revenue	(5,365)	2,013	(8,198)
Foreign exchange contracts	Foreign exchange loss, net	12,339	21,370	(7,437)
Equity contracts	Financial services revenue	(18,597)	(11,665)	(7,649)

Total		(12,558)	10,174	(26,476)

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2018		March 31, 2019
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,105,393	7,071	701,880	(304)
Currency option contracts purchased	206	1	53,846	179
Currency option contracts written	156	(1)	58,825	(35)
Currency swap agreements	1,230,254	4,613	959,777	(5,564)
Other currency contracts	84,623	3,502	68,513	2,084
Interest rate contracts:
Interest rate swap agreements	398,291	(12,171)	339,934	(11,346)
Interest rate swaption agreements	—	—	5,300	(18)
Equity contracts:
Equity future contracts	106,876	787	58,725	308
Equity swap agreements	—	—	63,107	(7,640)

All derivatives are recognized as either assets or liabilities in the consolidated balance sheets on a gross basis, but certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (ISDA) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Presented below are the effects of offsetting derivative assets, derivative liabilities, financial assets and financial liabilities as of March 31, 2018 and 2019.

	Yen in millions
	As of March 31, 2018
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	15,404	7,724	449	7,231
Derivative assets not subject to master netting agreements	24,122			24,122

Total assets	39,526	7,724	449	31,353

Derivative liabilities subject to master netting agreements	34,455	8,326	14,334	11,795
Derivative liabilities not subject to master netting agreements	1,269			1,269
Repurchase, securities lending and similar arrangements	335,586	334,246	—	1,340

Total liabilities	371,310	342,572	14,334	14,404

	Yen in millions
	As of March 31, 2019
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	6,855	3,442	136	3,277
Derivative assets not subject to master netting agreements	3,631			3,631

Total assets	10,486	3,442	136	6,908

Derivative liabilities subject to master netting agreements	25,872	3,970	20,191	1,711
Derivative liabilities not subject to master netting agreements	6,950			6,950
Repurchase, securities lending and similar arrangements	432,820	432,820	—	—

Total liabilities	465,642	436,790	20,191	8,661